BANK LOANS	12 Months Ended
Sep. 30, 2025
BANK LOANS
BANK LOANS

NOTE 9 – BANK LOANS

In November 2024, Gansu QLS entered into a loan agreement with the Postal Savings Bank of China for a principal amount of RMB 5 million, bearing interest at an annual rate of 3.6% for a term of 1 year. In December 2024, it repaid RMB 4 million of the loan. In February 2025, Gansu QLS signed another loan agreement with the Postal Savings Bank of China for RMB 1 million, with an annual interest rate of 3.6% and a term of 1 year.

In March 2025, Gansu QLS entered into a loan agreement with the Agricultural Bank of China for an amount of RMB 2 million, bearing interest at an annual rate of 3.6% for a term of 1 year. The credit is secured by the land use rights of Jiuquan Industrial Park (South Park).

In January 2025, Chongqing entered into a loan agreement with Chongqing Rural Commercial Bank for an amount of RMB 3 million, bearing interest at an annual rate of 3.45% for a term of 1 year. Chengdu QLS provided a guarantee and collateral: Industrial premises at Plot T8-1/04(1), Tongnan High-Tech Zone (East Area), Property Ownership Certificate No.: Yu (2023) Tongnan District Real Estate Ownership Certificate No. 000280468 for this borrowing.

In March 2025, Chongqing signed another loan agreement with Chongqing Rural Commercial Bank for RMB 4.5 million, with an annual interest rate of 3.45% and a term of 1 year. Chengdu QLS also provided a guarantee and collateral: Industrial premises at Plot T8-1/04(1), Tongnan High-Tech Zone (East Area), Property Ownership Certificate No.: Yu (2023) Tongnan District Real Estate Ownership Certificate No. 000280468 for this borrowing.